Shareholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2021
Disclosure of Shareholders Equity Deficit [Abstract]
SHAREHOLDERS' EQUITY (DEFICIT)

NOTE 14 - SHAREHOLDERS’ EQUITY (DEFICIT):

A.	The ordinary shares in the Company entitle their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when declared.

	Number of shares
	December 31, 2021		December 31, 2020*
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares of $0.09 par value	2,000,000,000	13,579,032	2,000,000,000	9,103,924

*	After giving effect to the reverse stock split (see also Note 14B)

B.	reverse stock split:

On March 25, 2021, the Company’s shareholders approved, a 1-for-5 consolidation (hereinafter referred to as a reverse stock split of 5:1) of the Company’s ordinary shares pursuant to which holders of the Company’s ordinary shares received one ordinary share for every 5 ordinary share held. All ordinary shares (issued and unissued) will be consolidated on the basis that every five ordinary shares of par value $0.018 will be consolidated into one ordinary share of par value $0.09, such that the authorized ordinary share capital of the Company following such consolidation is $180,000 divided into 2,000,000,000 ordinary shares of a par value of $0.09 each.

C.	In May and August 2020, the Company issued 2,061,425 shares pursuant to private placements in consideration of an aggregate of approx. $7,100 in net proceeds to the Company.

D.	On June 29, 2021, the Company closed its initial public offering (the “IPO”) of 3,000,000 units. Each unit consisted of one Ordinary shares and one warrant to purchase one ordinary share at a price of $5 per unit. The gross proceeds to the Company from the initial public offering were $15,000 before deducting underwriting discounts and commissions and estimated offering expenses payable by the Company. The total issuance expenses were in the amount of $2,150, only the costs in the amount of $1,583 which were attributed to the offer of new shares are deducted from equity.

The Company also granted an option to the underwriter to purchase up to 450,000 additional warrants at the public offering price less the underwriting discount. The underwriters exercised the option to purchase the 450,000 warrants.

The IPO warrants are immediately exercisable on the date of the issuance at an exercise price of $6.25 per ordinary share (125% of the public offering price per Unit) and will expire four years from the date of issuance.

In addition, and upon the consummation of the Company’s initial public offering, the Company issued 305,267 ordinary shares upon the conversion of approximately $1,222 of outstanding debt (part of the Company’s loans) associated with the Company’s acquisition of CardioStaff in November 2017, which was calculated based upon 80% of the public offering price of $5 per unit in the initial public offering.

The Company issued 1,055,555 ordinary shares at par value of $0.09 to the Company’s CEO, Dr. Yacov Geva, as part of a bonus for completing the Company’s IPO.

E.	On December 3, 2021, the Company entered into a development and distribution agreement with Heartbuds AK LLC. Following this agreement, the Company issued 114,286 ordinary shares (see also note 14G.6).

F.	The warrants that were granted to financial advisors and consultants during 2020 and 2021 are as follows:

Amount		Exercise price	Expiration date
62,777	A$	22.5	January 23, 2022
23,333	A$	3.87	October 22, 2025
77,778	A$	4.5	October 22, 2025
43,196	A$	7.47	October 22, 2025
2,567	A$	4.95	October 22, 2025
460,915	A$	4.5	June 29,2030
460,915		$1.25	June 29,2030
210,000		$6.25	June 25,2026
458,716		$3.27	December 30, 2026
600,000		$3.5	December 30, 2026
250,000		$4	December 30, 2026
250,000		$5	December 30, 2026

G.	Options, warrants and shares granted to employees and service providers:

1.	In January 2017, the Board of Directors approved a Global Equity Incentive Plan (the “Plan”). The Plan will expire in December 2026. As of the December 31, 2021, the number of ordinary shares reserved for the exercise of options granted under the Plan is 841,066.

2.	The Company and the Company’s subsidiaries employees, directors, officers, and service providers, including major shareholder are eligible to participate in this Plan and receive awards of options, share appreciation rights (“SARs”), restricted shares, restricted share units (“RSUs”), and any other share-based grant, referred to as, individually or collectively. A summary of the status of the Company’s option plan granted to employees as of December 31, 2021, and changes during the relevant period ended on that date is presented below:

	Year ended December 31, 2021		Year ended December 31, 2020*		Year ended December 31, 2019*
	Number of options	Weighted average Exercise price	Number of options	Weighted average Exercise price	Number of options	Weighted average Exercise price
Outstanding at beginning of year	23,531	17.625	31,002	$18.900	36,420	$17.46
Exercised	-	-	(213)	$0.0009	(1,763)	$0.0009
Granted	2,525,000	2.5	-	-	-	-
Forfeited and cancelled	(10,146)	21.75	(7,258)	$20.825	(3,655)	$18.84

Outstanding at end of year	2,538,385	2.66	23,531	$17.625	31,002	$18.900
Exercisable options	12,708	14.14	18,037	$16.430	14,479	$16.805

*	After giving effect to the reverse stock split

The options to employees outstanding as of December 31, 2021, are comprised, as follows:

Exercise price	Outstanding as of December 31, 2021	Weighted average remaining contractual term	Exercisable as of December 31, 2021	Weighted average remaining contractual term
		(years)		(years)
$0.0009	4,314	0.1	4,314	0.1
$21.78	7,356	1.2	6,893	1.2
$19.71	1,715	1.4	1,501	1.4
$3.27	925,000	4.7	-	-
$2.10	1,025,000	4.9	-	-
$1.98	575,000	5.0	-	-
	2,538,385		12,708

3.	On September 5, 2021, the Board of Directors approved to issue a total of 925,000 options to Directors and management, that will become vested over a period of three years, with an expiry period of five years and an exercise price per Option of $ 3.27.

4.	On November 15, 2021, the Board of Directors approved to issue a total of 1,025,000 options to Directors and management that will become vested over a period of three years with an expiry period of five years and an exercise price per Option of $ 2.1.

5.	On December 23, 2021, the Board of Directors approved to issue a total of 575,000 options to Directors and management that will become vested over a period of two years with an expiry period of five years and an exercise price per Option of $ 1.98.

6.	On November 30, 2021, the Company entered a joint development, licensing, and distribution agreement with Heartbuds AK, LLC. Pursuant to the joint development agreement, the company and Heartbuds will jointly develop a newer, enhanced model or generation of Heartbuds product to be included with the sale and distribution of the company’s Prisma devise (the “HB2”).

On the date of the agreement, the Company issued Heartbuds 114,286 of the Company’s ordinary shares, and warrants to purchase 458,716 of the Company’s ordinary shares with an exercise price of $3.27 and expiration period of five years.

From the date that the HB2 is approved by the FDA until the last day of the 18-calendar month thereafter the warrants shall vest on a pro rata basis based on the actual number of devices that Heartbuds will sell to be calculated relative to the agreed target of 20,000 devices.

7.	In December 2021, the Company issued warrants to purchase 1,100,000 ordinary shares to a service provider with an exercise price ranging from $3.50 to $5.00. The warrants shall become vested and exercisable commencing one year after the grant date, and shall be exercisable over 5-year term, commencing on the grant date

All the options and shares granted during 2021 to employees and service providers were valued using a Black Scholes model based, which is designed to model the Company’s equity value over time. The main assumptions used were: (1) risk-free rate: 0.78-1.27%; (2) volatility: 50%-60%; and (3) time until expiration: 5 years.

8.	In 2020 the Company granted 162,544 shares to its employees and Board members, 210,807 shares to consultants, 146,874 warrants to consultants and 5,556 performance rights which were granted in 2019 vested and converted into ordinary shares. in addition, 72,040 restricted shares were granted to employees and to a consultant.

9.	Performance rights:

In May 2017, the Company had granted three classes of performance rights, which were approved by the Company’s shareholders, to certain officers, directors, employees and service providers as incentive securities. Such performance rights were granted pursuant to the 2016 Plan, subject to entering into a performance rights agreement.

The performance rights are convertible into ordinary shares of the Company on a 1:1 basis, upon the occurrence of the following vesting milestones for each class of performance rights:

◾	777,778 Class A Performance Right milestone requires an FDA approval for the Prizma device clearance within 12 months from grant date (May 2017), the Performance Rights will be expired in one year. After the Company obtained U.S. FDA clearance for its Prizma device in Sep. 2017, Class A Performance Rights were vested and converted into ordinary shares.

◾	666,667 Class B Performance Rights milestone requires rolling 12 months revenues of at least $30,000, the Performance Rights will be expired in 2 years from May 2017.

◾	666,667 Class C Performance Rights require cumulative EBITDA of at least $25,000, the Performance Rights will be expired in 3 years from May 2017.

◾	Since the Company did not meet the performance criteria, Class B and Class C, those Performance rights were forfeited.

◾	5,556 Class D performance rights were granted in July 2019 and were vested and converted into ordinary shares in July 2020.

From July 2020 the Company granted 111,111 ordinary shares and 744,442 with four classes of performance rights, to certain officers, directors, employees and service providers as incentive securities.

The performance rights are convertible into ordinary shares of the Company on a 1:1 basis, upon the occurrence of the following vesting milestones for each class of performance rights:

◾	Class A incentive performance right – 55,555 incentive performance rights, which vests upon achieving a market capitalization of greater than $100,000, which will be calculated based on:

i.	The Company’s 20-day VWAP of ordinary shares of the Company on the ASX (adjusted by the AUD/USD exchange rate quoted on the Reserve Bank of Australia prior to the last trading day pursuant to which the Company’s VWAP of ordinary shares is being calculated); or

ii.	If applicable, the Company’s closing market price on a trading day on Nasdaq, (Conversion Price) multiplied by the total issued share capital of the Company.

◾	Class B incentive performance right – 166,666 incentive performance rights, which vests upon achieving a market capitalization of greater than $150,000.

◾	Class C incentive performance right – 222,222 incentive performance rights, vests upon achieving a market capitalization of greater than $200,000.

◾	Class D incentive performance right – 299,999 incentive performance rights, vests upon achieving a market capitalization of greater than $250,000.

All the incentive performance rights were valued using a Monte-Carlo based risk-neutral valuation model, which is designed to model the Company’s equity value over time. The main assumptions used in the valuation model were: (1) risk-free rate: 0.27%; (2) volatility: 88%: (3) time until expiration: 3 years; and (4) the AUD/USD rate: 0.71245. The total fair value of the incentive performance rights amounted to $635. The total value of ordinary shares issued was $380. The Company recorded an expense amounted to $1,015 through profit and loss at grant date.

In 2021, 2020 and 2019 the Company recorded an expense related to options and shares granted at the amount of $648, $2,872 and $1,562 respectively.

H.	On September 5, 2018, the Company entered into a Controlled Placement Agreement with Acuity Capital Investment Management Pty Ltd (“Acuity”) which provides the Company with up to AUD 10,000 thousand (approximately $7,200) of standby equity over a period of 28 months. Pursuant to the Controlled Placement Agreement, the Company issued to Acuity an option to require the Company to issue and allot, subject to prior notice, ordinary shares at an exercise price per Ordinary Share equal to the greater of (i) 90% of the VWAP of our ordinary shares traded by Acuity on ASX during a valuation period and (ii) a floor price for such valuation period, to be determined by us from time to time. Subject to the terms of the Controlled Placement Agreement, we may, at any time, terminate the Controlled Placement Agreement, following which Acuity may not require us to issue or allot any additional ordinary shares. As part of the agreement with Acuity, The Company issued to Acuity 188,888 ordinary shares to be held in collateral for no consideration. Upon the termination of the controlled placement agreement, the Company may buy back the 188,888 ordinary shares to Acuity.

On April 9, 2020, the Company increased the standby equity to AUD 15,000 (approximately $9,300) and issued to Acuity additional 181,111 ordinary shares to be held in collateral for no consideration. Upon the termination of the Controlled Placement Agreement, the Company may buy back all collateral shares for no consideration.

In the aggregate, during 2020, Acuity exercised its option to purchase 225,556 ordinary shares, for aggregate net proceeds of AUD 2,075 (approximately $1,348). On October 29, 2020, the Company’s shareholders approved the termination of the Controlled Placement Agreement with Acuity, the paid the amount up to the par value of those shares and the subsequent repurchase for nil consideration and cancellation of 444,444 ordinary shares previously issued to Acuity.

I.      Capital Commitment Agreement with GEM:

In November 2019, the Company entered into the Capital Commitment Agreement with GEM Yield Fund LLC SCS and GEM Yield Bahamas Ltd (“GEM”) (the ” Capital Commitment Agreement”). The Capital Commitment Agreement secures a capital commitment of up to approximately A$30,000 over a three-year period from GEM. As of October 2020 (when the Company was delisted from the ASX -see below), the Company had drawn down A$ 1,283 (approx. $840). Subject to the terms of the Capital Commitment Agreement, the Company may choose to, on one or more occasions within the three-year period, and subject to conditions precedent, draw down on the facility by giving GEM a 15 trading days’ notice to subscribe for fully paid ordinary shares. The number of ordinary shares which the Company may draw down under a notice is capped at 1,000% of the average daily number of the Company shares traded on ASX during the 15 trading days prior to that draw down notice, subject to adjustments. If the Company issue a draw down notice, the subscription price of the ordinary shares to be issued to GEM (or its nominees) will be 90% of the higher of the average closing bid price of the Company ordinary shares as quoted by ASX over the pricing period, being the 15 consecutive trading days after the Company give the draw down notice to GEM (subject to certain adjustments), or a fixed floor price nominated by us in it draw down notice. In addition, the Company issued to GEM warrants to purchase 277,777 ordinary shares at an exercise price of A$23.85 per share, on or before November 29, 2024. As of December 31, 2020, the Company drew down a total of A$1,283 (approx. $840) and issued 202,825 ordinary shares to GEM in consideration for its services.  The Company will not be able to make drawdowns under the Capital Commitment Agreement with GEM following the Company delisting from the ASX in October 2020 and the Company Capital Commitment Agreement with GEM will not apply to the Company ordinary shares listed on the Nasdaq Capital Market.

J.	The Convertible Securities Warrants (see also Notes 10) were classified as a derivative financial liability and measured with changes in fair value recognized in finance expense (income), net.

The December 2021 measurement was applied using a Monte -Carlo simulation model for Lind. The Black Scholes model was applied for all others below and the key parameters used were as follows:

	Fair Value as at December 31, 2021 *	Risk free rate	Volatility of assets	Expected Term	Expected dividend yield

Convertible Securities Warrants and GEM Warrants	3	1.265%	60%	0.06-3 years	0%
Rubini warrants	47	1.265%	60%	4 years	0%
Alpha Capital warrants	37	1.265%	60%	4 years	0%
Lind warrants	1,174	1.265%	60%	5 years	0%
Total derivative liabilities -warrants	1,261